STOCKHOLDERS’ EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
SCHEDULE OF STOCK OPTIONS ACTIVITY

The following table reflects all outstanding and exercisable options at December 31, 2022. All stock options immediately vest and are exercisable for a period of five to ten years from the date of issuance.

	Number of Options Outstanding	Average Exercise Price	Average Remaining Contractual Life (Years)
Outstanding, December 31, 2021	1,915,000	1.01	2.79
Issued in 2022	420,000	0.15	6.96
Exercised in 2022	430,000	1.00	–
Outstanding, December 31, 2022	1,905,000	$0.56	4.74